Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term debt
The following table presents the Company's outstanding debt at March 31, 2015 and December 31, 2014:

In thousands	March 31, 2015	December 31, 2014
Term Loans	$701,328	$703,029
Senior Secured Notes	504,000	504,000
Senior Unsecured Notes	210,000	210,000
ABL Facility	—	—
Argentina credit facilities:
Nacion Facility	4,177	5,010
Galicia Facility	1,700	2,047
China Credit Facility	10,468	18,920
Brazil Export Credit Facility	15,231	18,871
India loans	2,124	2,437
Capital lease obligations	737	861
Total long-term debt including current maturities	1,449,765	1,465,175
Short-term borrowings	25,742	17,665
Total debt	$1,475,507	$1,482,840

The following table presents the Company's outstanding debt at December 31, 2014 and December 28, 2013:

In thousands	December 31, 2014	December 28, 2013
Term Loans	$703,029	$293,545
Senior Secured Notes	504,000	560,000
Senior Unsecured Notes	210,000	—
ABL Facility	—	—
Argentina credit facilities:
Nacion Facility	5,010	8,341
Galicia Facility	2,047	3,082
China Credit Facility	18,920	24,920
Brazil export credit facilities:
Itaú Facility ($)	—	—
Itaú Facility (R$)	18,871	—
Recovery Zone Facility Bonds	—	—
India Loans	2,437	3,216
Capital lease obligations	861	1,092
Total long-term debt including current maturities	1,465,175	894,196
Short-term borrowings	17,665	2,472
Total debt	$1,482,840	$896,668

Schedule of Maturities of Long-term Debt	At December 31, 2014, long-term debt maturities are as follows:

In thousands	Amount
2015	$32,011
2016	29,801
2017	7,704
2018	682,994
2019	714,005
2020 and thereafter	—
Total	$1,466,515